Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at
December 31:

(Dollar amounts in thousands)	2019	2018

Land and land improvements	$2,920	$2,920
Building and leasehold improvements	15,836	15,377
Furniture, fixtures, and equipment	9,357	8,011
Financing right-of-use assets	4,012	-
Total premises and equipment	32,125	26,308
Less accumulated depreciation and amortization	14,251	13,305

Total premises and equipment, net	$17,874	$13,003

Depreciation expense charged to operations was
$1.0
million in
2019
and
$951,000
in
2018.